F4 Interest-bearing liabilities	12 Months Ended
Dec. 31, 2020
Borrowings [Abstract]
F4 Interest-bearing liabilities

F4	Interest-bearing liabilities

As of December 31, 2020, the Company’s outstanding interest-bearing liabilities were SEK 30.2 (37.7) billion.

Interest-bearing liabilities
	2020	2019
Borrowings, current
Current part of non-current borrowings	5,269	7,946
Other borrowings, current	2,673	1,493
Total borrowings, current	7,942	9,439

Borrowings, non-current
Notes and bond loans	22,008	21,898
Other borrowings, non-current	210	6,359
Total borrowings, non-current	22,218	28,257
Total interest-bearing liabilities	30,160	37,696

Reconciliation of liabilities arising from ﬁnancing activities
	2020	2019
Opening balance	47,578	43,523
Cash ﬂows
Proceeds from issuance of borrowings	4,400	4,851
Repayment of borrowings	(8,643)	(4,476)
Lease payments	(2,417)	(2,990)
Non-cash changes
Effect of foreign exchange movement	(4,030)	1,748
Revaluation due to changes in credit risk	(99)	651
Other changes in fair value	136	343
Acquisition of new lease contracts	2,604	2,300
Reclassiﬁcation 1)	—	1,767
Other non-cash movements	(69)	(139)
Closing balance	39,460	47,578

1)   Repayment of borrowings in 2019 includes repayment of a loan, not classified as borrowings, to a minority shareholder in a subsidiary.

To secure long-term funding, the Company uses notes and bond programs together with bilateral research and development loans. All outstanding notes and bond loans are issued by the Parent Company under its Euro Medium Term Note (EMTN) program or under its US Securities and Exchange Commission (SEC) Registered program. Bonds issued at a fixed interest rate are normally swapped to a floating interest rate using interest rate swaps under the Asset and liability management mandate described in note F1 “Financial risk management.” Total weighted average interest rate cost for the long-term funding during the year was 2.18% (3.26%).

Borrowings issued by the Parent Company are held at fair value with changes in value due to changes in credit risk recognized in Other comprehensive income (OCI). Due to the COVID-19 pandemic, capital market became very volatile at the end of first quarter 2020, hence credit spreads on corporate bonds widened significantly. Credit spreads have decreased substantially in subsequent quarters, resulting in a net positive impact of SEK 0.1 billion recognized in the OCI.

Foreign exchanges rates also fluctuated significantly over the period, notably SEK has strengthened against USD and EUR. This resulted in a significant reduction in the carrying values of loans and bonds at the end of the year (see table below), and reduction in contractual interest paid (see note F2 “Financial income and expenses”) and weighted average interest rate cost.

Notes, bonds and bilateral loans
Issued-maturing	Nominal amount	Coupon	Currency	Maturity date	Carrying value (SEK million) 2020	Changes in fair value due to changes in credit risk 2020	Cumulative changes in fair value due to changes in credit risk 2020	Carrying value (SEK million) 2019
Notes and bond loans
2020–2030 1)	200	3.02%	USD	Dec 30, 2030	1,698	68	68	—
2010–2020 1)	170		USD	Dec 23, 2020	—	(16)	—	1,601
2012–2022	1,000	4.125%	USD	May 15, 2022	8,537	(165)	144	9,695
2017–2021	500	0.875%	EUR	Mar 1, 2021	5,034	(38)	3	5,267
2017–2024	500	1.875%	EUR	Mar 1, 2024	5,290	(63)	145	5,512
2017–2025 1)	150	2.741%	USD	Dec 22, 2025	1,278	22	50	1,424
Total notes and bond loans					21,837	(192)	410	23,499

Bilateral loans
2019–2025 2)	150		USD	Dec 18, 2025	1,237	35	9	1,371
2013–2020 3)	684		USD	Nov 6, 2020	—	32	—	6,345
2017–2023 2)	220		USD	Jun 15, 2023	1,826	(5)	27	2,078
2019–2024 3)	281		USD	July 31, 2024	2,320	31	15	2,606
Total bilateral loans					5,383	93	51	12,400

1)   Private Placement, Swedish Export Credit Corporation (SEK). In December 2020, the Company refinanced Swedish Export Credit Corporation (SEK) of USD 170 million with a new bond loan of USD 200 million, net increase in funding of USD 30 million. The new facility is set to mature in 2030. The terms of the existing loan note (USD 150 million) maturing in December 2025 was modified from a floating interest to a fixed coupon with the same maturity date.

2)   Nordic Investment Bank (NIB), R&D project financing.

3)   European Investment Bank (EIB), R&D project financing.